Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000236518_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.31%
C000236518_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.18%
C000228148_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.67%
C000228148_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.43%)
C000108059_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.31%
C000108059_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.17%)
C000108059_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.26%
C000199108_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.68%
C000199108_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.89%
C000199108_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.35%
C000204787_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.42%
C000204787_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.57%
C000204787_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.58%
C000196739_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
C000196739_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 10,000
C000196739_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 9,972
C000196739_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 10,610
C000196739_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 11,032
C000196739_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 11,555
C000196739_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 10,770
C000196739_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 10,823
C000196739_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,112	$ 11,112	$ 11,112	$ 11,112	$ 11,112	$ 11,112	$ 11,112	$ 11,112
C000196739_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.67%
C000196739_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.93%
C000196739_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.65%
C000201710_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.31%
C000201710_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.17%)
C000201710_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.08%
C000220862_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.19%
C000220862_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.80%
C000220862_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							12.69%
C000236518_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Alternatives Fund
C000236518_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000236518_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,989
C000236518_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,546	$ 10,546	10,546	$ 10,546	10,546	10,546	$ 10,546	10,546
C000236518_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US 3-Month Treasury Bill Index
C000236518_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000236518_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,311
C000236518_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,874	$ 10,874	10,874	10,874	10,874	10,874	10,874	10,874
C000236518_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000236518_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000236518_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,905
C000236518_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,034	$ 10,034	$ 10,034	10,034	10,034	10,034	10,034	10,034
C000236518_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.58%
C000236518_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.85%
C000236518_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.45%
C000236518_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.54%
C000228148_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Strategic Advisers® Municipal Bond Fund
C000228148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000228148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,208
C000228148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,202
C000228148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,570	9,570	$ 9,570	9,570	9,570	9,570	9,570	9,570
C000228148_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000228148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000228148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,288
C000228148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,334
C000228148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,583	9,583	$ 9,583	9,583	9,583	9,583	9,583	$ 9,583
C000228148_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.00%
C000228148_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.48%)
C000108059_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Strategic Advisers® Short Duration Fund
C000108059_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000108059_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 10,066
C000108059_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 10,131
C000108059_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,303
C000108059_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,447
C000108059_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,734
C000108059_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,003
C000108059_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,208
C000108059_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,036
C000108059_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,313
C000108059_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,965	11,965	11,965	11,965	11,965	11,965	11,965	$ 11,965
C000108059_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE® 6-Month U.S. Treasury Bill Index
C000108059_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		10,000
C000108059_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	10,006
C000108059_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																10,028
C000108059_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,079
C000108059_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,206
C000108059_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,443
C000108059_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,646
C000108059_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,669
C000108059_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,686
C000108059_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,040
C000108059_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,665	11,665	11,665	11,665	11,665	11,665	11,665	$ 11,665
C000108059_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
C000108059_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		10,000
C000108059_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	10,303
C000108059_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																10,612
C000108059_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,780
C000108059_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,739
C000108059_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													11,426
C000108059_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												12,502
C000108059_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											12,452
C000108059_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,428
C000108059_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,183
C000108059_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,329	11,329	11,329	$ 11,329	$ 11,329	11,329	$ 11,329	$ 11,329
C000108059_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.76%
C000108059_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.20%
C000108059_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.81%
C000108059_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.66%
C000108059_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.24%
C000108059_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.55%
C000199108_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® U.S. Total Stock Fund
C000199108_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000199108_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													9,960
C000199108_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												9,956
C000199108_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,136
C000199108_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										16,328
C000199108_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									15,536
C000199108_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,072	16,072	16,072	$ 16,072	$ 16,072	16,072	$ 16,072	16,072
C000199108_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000199108_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000199108_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,039
C000199108_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,283
C000199108_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,445
C000199108_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										16,478
C000199108_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									15,820
C000199108_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,123	16,123	16,123	$ 16,123	$ 16,123	16,123	16,123	16,123
C000199108_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.93%
C000199108_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.97%
C000199108_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.60%
C000204787_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® Emerging Markets Fund
C000204787_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000204787_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,863
C000204787_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,691
C000204787_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											16,384
C000204787_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										12,878
C000204787_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									12,070
C000204787_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,986	13,986	13,986	$ 13,986	$ 13,986	13,986	13,986	13,986
C000204787_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
C000204787_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000204787_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,775
C000204787_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,305
C000204787_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											15,562
C000204787_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										12,478
C000204787_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,422
C000204787_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,841	12,841	12,841	$ 12,841	$ 12,841	$ 12,841	12,841	12,841
C000204787_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.88%
C000204787_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.18%
C000204787_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.19%
C000196739_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Strategic Advisers® Tax-Sensitive Short Duration Fund
C000196739_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,000
C000196739_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,039
C000196739_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,258
C000196739_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,416
C000196739_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,521
C000196739_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,432
C000196739_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,634
C000196739_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,023	11,023	11,023	$ 11,023	11,023	$ 11,023	11,023	11,023
C000196739_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Strategic Advisers Tax Sensitive Short Duration Composite Index℠
C000196739_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,000
C000196739_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,059
C000196739_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,239
C000196739_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,406
C000196739_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,444
C000196739_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,425
C000196739_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,626
C000196739_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,997	10,997	10,997	10,997	10,997	$ 10,997	10,997	10,997
C000196739_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000196739_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,000
C000196739_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,064
C000196739_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,305
C000196739_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,560
C000196739_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,643
C000196739_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,508
C000196739_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,591
C000196739_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,919	10,919	10,919	$ 10,919	$ 10,919	$ 10,919	10,919	10,919
C000196739_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.67%
C000196739_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.45%
C000196739_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.53%
C000196739_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000196739_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.44%
C000196739_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.49%
C000196739_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000196739_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.17%
C000196739_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.38%
C000201710_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® Core Income Fund
C000201710_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000201710_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,660
C000201710_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,613
C000201710_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,973
C000201710_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,085
C000201710_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,861
C000201710_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,111	11,111	11,111	$ 11,111	$ 11,111	11,111	11,111	11,111
C000201710_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000201710_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000201710_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,712
C000201710_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,721
C000201710_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,674
C000201710_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,714
C000201710_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,484
C000201710_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,621	10,621	10,621	$ 10,621	$ 10,621	10,621	10,621	$ 10,621
C000201710_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.30%
C000201710_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.83%
C000201710_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.89%
C000220862_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Strategic Advisers® Large Cap Fund
C000220862_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		10,000
C000220862_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	11,137
C000220862_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																11,014
C000220862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															13,021
C000220862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														14,921
C000220862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													15,280
C000220862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												17,140
C000220862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											24,775
C000220862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										24,174
C000220862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									25,038
C000220862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,609	32,609	32,609	$ 32,609	32,609	32,609	32,609	$ 32,609
C000220862_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
C000220862_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000220862_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 11,181
C000220862_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 11,372
C000220862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 13,359
C000220862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 15,281
C000220862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 15,859
C000220862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 17,895
C000220862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 25,109
C000220862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 25,034
C000220862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 25,766
C000220862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,028	$ 33,028	$ 33,028	$ 33,028	$ 33,028	$ 33,028	$ 33,028	$ 33,028
C000220862_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.24%
C000220862_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.37%
C000220862_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							12.55%